Consolidated Balance Sheets Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for doubtful accounts	$ 1,691	$ 706	$ 374
Preferred stock, par value (in dollars per share)		$ 0.0001
Preferred Stock, shares authorized (in shares)		10,000,000
Preferred stock, shares issued (in shares)		0
Preferred stock, shares outstanding (in shares)		0
Common stock, par value (in dollars per share)			$ 0.0001
Common Stock, shares authorized (in shares)			46,000,000
Common stock, shares issued (in shares)			18,652,960
Common stock, shares outstanding (in shares)			16,697,109
Series A convertible preferred stock
Preferred stock, par value (in dollars per share)			$ 0.0001
Preferred Stock, shares authorized (in shares)			2,690,403
Preferred stock, shares issued (in shares)			2,690,403
Preferred stock, shares outstanding (in shares)			2,690,403
Series A-1 convertible preferred stock
Preferred stock, par value (in dollars per share)			$ 0.0001
Preferred Stock, shares authorized (in shares)			1,600,000
Preferred stock, shares issued (in shares)			1,600,000
Preferred stock, shares outstanding (in shares)			1,600,000
Series B convertible preferred stock
Preferred stock, par value (in dollars per share)			$ 0.0001
Preferred Stock, shares authorized (in shares)			6,108,000
Preferred stock, shares issued (in shares)			6,108,000
Preferred stock, shares outstanding (in shares)			6,108,000
Series B-1 convertible preferred stock
Preferred stock, par value (in dollars per share)			$ 0.0001
Preferred Stock, shares authorized (in shares)			2,492,570
Preferred stock, shares issued (in shares)			2,449,700
Preferred stock, shares outstanding (in shares)			2,449,700
Series C convertible preferred stock
Preferred stock, par value (in dollars per share)			$ 0.0001
Preferred Stock, shares authorized (in shares)			6,989,863
Preferred stock, shares issued (in shares)			6,989,863
Preferred stock, shares outstanding (in shares)			6,989,863
Series D convertible preferred stock
Preferred stock, par value (in dollars per share)			$ 0.0001
Preferred Stock, shares authorized (in shares)			2,176,297
Preferred stock, shares issued (in shares)			2,176,297
Preferred stock, shares outstanding (in shares)			2,176,297
Class A common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common Stock, shares authorized (in shares)	1,000,000,000	1,000,000,000
Common stock, shares issued (in shares)	43,761,312	41,714,870
Common stock, shares outstanding (in shares)	40,961,808	39,041,065
Class B common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common Stock, shares authorized (in shares)	25,000,000	25,000,000
Common stock, shares issued (in shares)	10,081,127	9,803,933
Common stock, shares outstanding (in shares)	9,927,749	9,803,933